Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2024-1
Statement to Securityholders
Determination Date: September 10, 2026

Payment Date	9/15/2026
Collection Period Start	8/1/2026
Collection Period End	8/31/2026
Interest Period Start	8/17/2026
Interest Period End	9/14/2026

Cut-Off Date Net Pool Balance	$1,116,124,822.45
Cut-Off Date Adjusted Pool Balance	$1,085,195,990.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Dec-25
Class A-2a Notes	$—	$—	$—	—	Oct-27
Class A-2b Notes	$—	$—	$—	—	Oct-27
Class A-3 Notes	$320,907,255.59	$21,584,600.03	$299,322,655.56	0.760474	Jul-29
Class A-4 Notes	$65,440,000.00	$—	$65,440,000.00	1.000000	Jan-30
Class B Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Feb-30
Class C Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Apr-30
Class D Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Jan-31
Total Notes	$418,897,255.59	$21,584,600.03	$397,312,655.56

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$433,970,761.72	$411,724,756.96	0.368888
YSOC Amount	$12,360,516.15	$11,699,111.42
Adjusted Pool Balance	$421,610,245.57	$400,025,645.54
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,712,989.98	$2,712,989.98
Reserve Account Balance	$2,712,989.98	$2,712,989.98

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.62200%	ACT/360	$—
Class A-2a Notes	$—	4.61000%	30/360	$—
Class A-2b Notes	$—	3.95650%	ACT/360	$—
Class A-3 Notes	$320,907,255.59	4.62000%	30/360	$1,235,492.93
Class A-4 Notes	$65,440,000.00	4.66000%	30/360	$254,125.33
Class B Notes	$10,850,000.00	4.89000%	30/360	$44,213.75
Class C Notes	$10,850,000.00	5.09000%	30/360	$46,022.08
Class D Notes	$10,850,000.00	5.43000%	30/360	$49,096.25
Total Notes	$418,897,255.59			$1,628,950.34

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$433,970,761.72	$411,724,756.96
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$421,610,245.57	$400,025,645.54
Number of Receivables Outstanding	30,558	29,741
Weighted Average Contract Rate	7.61%	7.61%
Weighted Average Remaining Term (months)	35.9	35.0

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,779,095.68
Principal Collections	$22,009,344.01
Liquidation Proceeds	$109,406.24
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$24,897,845.93
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$24,897,845.93

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$361,642.30	$361,642.30	$—	$—	$24,536,203.63
Interest - Class A-1 Notes	$—	$—	$—	$—	$24,536,203.63
Interest - Class A-2a Notes	$—	$—	$—	$—	$24,536,203.63
Interest - Class A-2b Notes	$—	$—	$—	$—	$24,536,203.63
Interest - Class A-3 Notes	$1,235,492.93	$1,235,492.93	$—	$—	$23,300,710.70
Interest - Class A-4 Notes	$254,125.33	$254,125.33	$—	$—	$23,046,585.37
First Allocation of Principal	$—	$—	$—	$—	$23,046,585.37
Interest - Class B Notes	$44,213.75	$44,213.75	$—	$—	$23,002,371.62
Second Allocation of Principal	$—	$—	$—	$—	$23,002,371.62
Interest - Class C Notes	$46,022.08	$46,022.08	$—	$—	$22,956,349.54
Third Allocation of Principal	$8,021,610.05	$8,021,610.05	$—	$—	$14,934,739.49
Interest - Class D Notes	$49,096.25	$49,096.25	$—	$—	$14,885,643.24
Fourth Allocation of Principal	$10,850,000.00	$10,850,000.00	$—	$—	$4,035,643.24
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,035,643.24
Regular Principal Distribution Amount	$2,712,989.98	$2,712,989.98	$—	$—	$1,322,653.26
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,322,653.26
Remaining Funds to Certificates	$1,322,653.26	$1,322,653.26	$—	$—	$—
Total	$24,897,845.93	$24,897,845.93	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$12,360,516.15
Increase/(Decrease)	$(661,404.73)
Ending YSOC Amount	$11,699,111.42

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$421,610,245.57	$400,025,645.54
Note Balance	$418,897,255.59	$397,312,655.56
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,712,989.98	$2,712,989.98
Target Overcollateralization Amount	$2,712,989.98	$2,712,989.98
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,712,989.98
Beginning Reserve Account Balance	$2,712,989.98
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,712,989.98

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.06%	22	$236,660.75
Liquidation Proceeds of Defaulted Receivables[2]	0.03%	112	$109,406.24
Monthly Net Losses (Liquidation Proceeds)			$127,254.51
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.16%
Second Preceding Collection Period			0.16%
Preceding Collection Period			0.11%
Current Collection Period			0.36%
Four-Month Average Net Loss Ratio			0.20%
Cumulative Net Losses for All Periods			$2,408,208.36
Cumulative Net Loss Ratio			0.22%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.25%	60	$1,036,970.29
60-89 Days Delinquent	0.07%	18	$306,084.46
90-119 Days Delinquent	0.02%	4	$98,339.71
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.35%	82	$1,441,394.46

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		4	$54,536.98
Total Repossessed Inventory		7	$142,474.22

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		22	$404,424.17
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.08%
Second Preceding Collection Period			0.07%
Preceding Collection Period			0.08%
Current Collection Period			0.10%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of August 2026.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.42	0.10%	28	0.09%